Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jan. 02, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the fiscal years ended January 2, 2016 and January 3, 2015 were as follows (in millions):

Balance as of December 28, 2013	$3,524
NeuroTherm	125
Spinal Modulation	(36)
Foreign currency translation and other	(81)
Balance as of January 3, 2015	3,532
Thoratec	2,142
Foreign currency translation and other	(23)
Balance as of January 2, 2016	$5,651

Schedule of Gross Carrying Amount of Other Intangible Assets and Related Accumulated Amortization
The following table provides the gross carrying amount of other intangible assets and related accumulated amortization (in millions):

	January 2, 2016		January 3, 2015
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Definite-lived intangible assets:
Purchased technology and patents	$1,840	$578	$1,162	$473
Trademarks and tradenames	115	16	22	13
Customer lists and relationships	21	16	19	14
Licenses, distribution agreements and other	6	2	7	2
	$1,982	$612	$1,210	$502
Indefinite-lived intangible assets:
Acquired IPR&D	$829		$116
Trademarks and tradenames	27		27
	$856		$143

Schedule of Future Amortization Expense
The following table presents expected future amortization expense for acquired intangible assets recognized as of January 2, 2016 and expected amortization expense of indefinite-lived IPR&D assets based on anticipated regulatory product approvals (in millions):

						After
	2016	2017	2018	2019	2020	2020
Amortization expense	$184	$222	$237	$231	$220	$1,105